Notes and Convertible Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Payable [Line Items]
Face value of notes payable	$ 836,231	$ 663,119	$ 1,200,810
Less: unamortized discounts	(92,294)	(27,414)	(166,487)
Notes payable, total	743,937	635,705	1,034,323
Less: long term portion	(450,000)	(508,610)	(450,000)
Notes payable, current portion	293,937	127,095	584,323
SBA Disaster Relief Loans [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	450,000	450,000	450,000
1800 Diagonal Note Payable IV, April 2024 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable		36,064
Leaf Capital Note Payable, August 2024 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	93,187	177,055
1800 Diagonal Note Payable V, January 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	33,745
1800 Diagonal Note Payable VI, January 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	42,280
1800 Diagonal Note Payable VII, February 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	40,958
1800 Diagonal Note Payable VIII, July 2025 [Member]
Schedule of Notes Payable [Line Items]
Face value of notes payable	$ 176,061